RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net loss for financial reporting purposes	$ (503,404)	$ (2,859,831)
Accrued partnership management fee not deducted for income tax purposes	659,282	1,068,902
Other	947,068	2,684,275
Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,630,867)	(1,449,768)
Impairment loss not recognized for tax purposes	238,657	959,317
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,528,147)	(1,969,936)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(908,686)	(332,222)
Income (loss) for tax return purposes	(2,726,097)	(1,899,263)
Series Forty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net loss for financial reporting purposes	305,694	(231,675)
Accrued partnership management fee not deducted for income tax purposes	97,398	353,881
Other	431,883	1,618,931
Excess of tax depreciation over book depreciation on operating limited partnership assets	(516,698)	(496,570)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(390,578)	(833,245)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(449,512)	(142,829)
Income (loss) for tax return purposes	(521,813)	268,493
Series Forty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net loss for financial reporting purposes	168,710	(100,620)
Accrued partnership management fee not deducted for income tax purposes	150,784	203,917
Other	246,324	823,362
Excess of tax depreciation over book depreciation on operating limited partnership assets	(280,736)	(263,973)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(347,614)	(665,198)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(366,747)	(99,169)
Income (loss) for tax return purposes	(429,279)	(101,681)
Series Forty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net loss for financial reporting purposes	(977,808)	(2,527,536)
Accrued partnership management fee not deducted for income tax purposes	411,100	511,104
Other	268,861	241,982
Excess of tax depreciation over book depreciation on operating limited partnership assets	(833,433)	(689,225)
Impairment loss not recognized for tax purposes	238,657	959,317
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(789,955)	(471,493)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(92,427)	(90,224)
Income (loss) for tax return purposes	$ (1,775,005)	$ (2,066,075)